Discontinued operations and assets held for sale	12 Months Ended
Mar. 31, 2021
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Discontinued operations and assets held for sale
10. Discontinued operations and assets held for sale

The results and cash flows of significant assets or businesses sold during the year are shown separately from our continuing operations, and presented within discontinued operations in the income statement and cash flow statement. Assets and businesses are classified as held for sale when their carrying amounts are recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if the proceeds less sale costs fall short of the carrying value.

The Narragansett Electric Company
On 17 March 2021, the Group signed an agreement to sell 100% of the share capital of a wholly owned subsidiary, The Narragansett Electric Company (NECO). NECO is part of our US Regulated segment and is a retail distribution company providing electricity and gas to customers in Rhode Island. The expected sale proceeds are £2.8 billion ($3.8 billion), and the sale is expected to complete in March 2022 once all regulatory approvals are obtained.
As the sale is considered highly probable and is expected to complete within a year, the associated assets and liabilities have been presented as held for sale in the consolidated statement of financial position. However, as NECO does not represent a separate major line of business or geographical operations, it has not met the criteria for classification as a discontinued operation and therefore its results for the period are not separately disclosed on the face of the income statement.
The following assets and liabilities of NECO were classified as held for sale at 31 March 2021:

2021
£m
Goodwill	562
Intangible assets	3
Property, plant and equipment	2,713
Trade and other receivables	237
Cash and cash equivalents	4
Other assets	38
Total assets held for sale	3,557
Borrowings	(1,123)
Pension liabilities	(49)
Other liabilities	(396)
Total liabilities held for sale	(1,568)
Net assets held for sale	1,989

No impairment losses were recognised upon remeasurement of the assets and liabilities prior to classification as held for sale. NECO generated profit after tax of £104 million (2020: £31 million; 2019: £137 million) for the year ended 31 March 2021. Current and deferred tax balances relating to NECO have not been included as held for sale on the basis that those balances will be retained by National Grid rather than transferring with the other assets and liabilities of NECO.
The Group also announced its intention to sell a majority stake in the UK Gas Transmission business. However, as the process is still at an early stage and is not expected to be marketed until later in the year, the business has not been classified as held for sale and has not met the criteria for classification as a discontinued operation as at 31 March 2021.
10. Discontinued operations and assets held for sale continued
Quadgas HoldCo Limited
In June 2019, the Group sold its remaining 39% interest in Cadent (held through its holding in Quadgas HoldCo Limited (Quadgas)). This interest had been classified as held for sale from 30 June 2018 until the date of disposal, as detailed in the Annual Report and Accounts for the year ended 31 March 2019.
The aggregate carrying value of our investment in Quadgas at the disposal date was £1,956 million. This was comprised of the carrying value of the Group’s equity interest in Quadgas of £1,494 million, a shareholder loan to Quadgas of £352 million and a derivative financial asset with a fair value of £110 million. The total sales proceeds were £1,965 million. The gain on disposal was £9 million.
We considered the disposal of our 39% investment in Quadgas as the final stage of the plan to dispose of our interest in the UK Gas Distribution business first announced in 2015, and accordingly treated the results and cash flows arising from Quadgas as a discontinued operation on the basis that the sale formed the final part of a ‘single coordinated plan’ to dispose of UK Gas Distribution. As a consequence, we classified the various elements of income, expense and cash flows within discontinued operations as set out below. Once the assets were treated as ‘held for sale’, equity accounting ceased for our investment in our associate. We therefore ceased to record our share of profits from 30 June 2018.
The summary income statement for discontinued operations is as follows:

	2020	2019
	£m	£m
Revenue	—	—
Operating costs¹	(23)	(1)
Operating loss	(23)	(1)
Net finance income	6	23
Share of post-tax results of joint ventures and associates²	—	(5)
(Loss)/profit before tax from discontinued operations	(17)	17
Tax from discontinued operations	(1)	(5)
(Loss)/profit after tax from discontinued operations	(18)	12
Gain on disposal	9	—
Total (loss)/profit after tax from discontinued operations³	(9)	12
1.    Operating costs for the year ended 31 March 2020 related to final transaction costs and other expenses in relation to Quadgas.
2.    For the year ended 31 March 2019, the amount presented is the net of £43 million impairment charge against the investment in Quadgas and £38 million share of Quadgas post-tax profits recognised prior to classification as held for sale.
3.    For the year ended 31 March 2020, the £23 million of operating expenses and the £9 million gain on disposal are treated as exceptional. For the year ended 31 March 2019, the £43 million impairment charge against the investment in Quadgas, net operating costs of £1 million and the tax thereon are classified as exceptional items.
The summary statement of comprehensive income for discontinued operations is as follows:

	2020	2019
	£m	£m
(Loss)/profit after tax from discontinued operations	(9)	12
Other comprehensive income
Items that will never be reclassified to profit or loss:
Share of other comprehensive income of associate, net of tax	—	36
Total items from discontinued operations that will never be reclassified to profit or loss	—	36
Items that may be reclassified subsequently to profit or loss:
Net gains in respect of cash flow hedges	6	—
Total items from discontinued operations that may be reclassified subsequently to profit or loss	6	—
Other comprehensive income for the year, net of tax from discontinued operations	6	36
Total comprehensive (loss)/income for the year from discontinued operations	(3)	48

The summary cash flows for discontinued operations are as follows:
Cash flows used in operating activities of £97 million in 2020 (2019: £71 million) primarily related to cash outflows in respect of voluntary contributions totalling £66 million paid to the Warm Homes Fund, the utilisation of provisions and the payment of the final transaction fees incurred in the period.
Cash inflows from investing activities of £6 million in 2020 (2019: £156 million) were comprised of dividends received and interest received on the shareholder loan.
There were no cash flows for financing activities in 2020 or 2019.